TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic (Curacao)	$ (745)	$ (236)	$ (13)
Foreign	12,983	5,964	6,360
Income before taxes on income	$ 12,238	$ 5,728	$ 6,347